Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of other financial liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current portion:
Non-current portion subtotal	$ 261	$ 290
Current portion:
Amounts due to credit card operators	149,894	134,790
Acceptance of letters of credit	159	1,460
Other long-term financial obligations, short-term portion	32,593	47,778
Current portion subtotal	182,646	184,028
Total other financial liabilities	182,907	184,318
Due After 1 Year But Within 2 Years [Member]
Non-current portion:
Non-current portion subtotal	48	42
Due after 2 year but within 3 years [Member]
Non-current portion:
Non-current portion subtotal	53	47
Due after 3 year but within 4 years [Member]
Non-current portion:
Non-current portion subtotal	58	50
Due after 4 year but within 5 years [Member]
Non-current portion:
Non-current portion subtotal	57	55
Due after 5 years [Member]
Non-current portion:
Non-current portion subtotal	$ 45	$ 96